Other Provisions (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other provisions [abstract]
Accrued costs of litigation	€ 1,940	€ 2,305
Increased legal consulting costs	€ 306	€ 1,035